Fair Value Measurement (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	$ 19,998,000,000	$ 20,299,000,000
Securities borrowed	15,334,000,000	13,961,000,000
Total debt and equity instruments	422,404,000,000	409,411,000,000
Total derivative receivables	78,744,000,000	80,481,000,000
Total trading assets	501,148,000,000	489,892,000,000
Available-for-sale securities	334,800,000,000	316,300,000,000
Loans	1,805,000,000	1,976,000,000
Mortgage servicing rights	13,093,000,000	13,649,000,000
Other assets	19,610,000,000	18,201,000,000
Total assets measured at fair value on a recurring basis	905,772,000,000	874,296,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	12,500,000,000	12,100,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	4,277,000,000	4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,214,000,000	4,060,000,000
Other borrowed funds	10,616,000,000	9,931,000,000
Debt and equity instruments	80,031,000,000	76,947,000,000
Derivative payables	61,362,000,000	69,219,000,000
Trading liabilities	141,393,000,000	146,166,000,000
Accounts payable and other liabilities	146,000,000	236,000,000
Beneficial interests issued by consolidated VIEs	1,276,000,000	1,495,000,000
Long-term debt	37,915,000,000	38,839,000,000
Total liabilities measured at fair value on a recurring basis	201,837,000,000	205,096,000,000
Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	0	0
Securities borrowed	0	0
Total debt and equity instruments	222,196,000,000	223,530,000,000
Total derivative receivables	3,038,000,000	4,753,000,000
Total trading assets	225,234,000,000	228,283,000,000
Loans	0	0
Mortgage servicing rights	0	0
Other assets	5,471,000,000	5,142,000,000
Total assets measured at fair value on a recurring basis	356,569,000,000	353,826,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	6,200,000,000	5,900,000,000
Level 1 [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	27,862,000,000	36,813,000,000
Level 1 [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	103,692,000,000	104,736,000,000
Level 1 [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	27,862,000,000	36,813,000,000
Level 1 [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	103,692,000,000	104,736,000,000
Level 1 [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	19,282,000,000	12,863,000,000
Level 1 [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	565,000,000	522,000,000
Level 1 [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,000,000	0
Level 1 [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	27,000,000	31,000,000
Level 1 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	6,000,000
Level 1 [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	30,359,000,000	31,127,000,000
Level 1 [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	18,386,000,000	13,107,000,000
Level 1 [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	1,000,000	1,000,000
Level 1 [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	127,889,000,000	124,400,000,000
Level 1 [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,193,000,000	1,998,000,000
Level 1 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	16,801,000,000	18,327,000,000
Level 1 [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,000,000	0
Level 1 [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	137,000,000	49,000,000
Level 1 [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	5,334,000,000	5,093,000,000
Level 1 [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	890,000,000	2,278,000,000
Level 1 [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	0	0
Level 1 [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	1,331,000,000	1,121,000,000
Level 1 [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	58,000,000	30,000,000
Level 1 [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	759,000,000	1,324,000,000
Level 1 [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	77,504,000,000	80,803,000,000
Level 1 [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	125,864,000,000	120,401,000,000
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	0	0
Debt and equity instruments	61,666,000,000	58,468,000,000
Derivative payables	3,169,000,000	4,481,000,000
Trading liabilities	64,835,000,000	62,949,000,000
Accounts payable and other liabilities	0	0
Beneficial interests issued by consolidated VIEs	0	0
Long-term debt	0	0
Total liabilities measured at fair value on a recurring basis	64,835,000,000	62,949,000,000
Level 1 [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	924,000,000	2,625,000,000
Level 1 [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	0	0
Level 1 [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	1,412,000,000	972,000,000
Level 1 [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	74,000,000	22,000,000
Level 1 [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	759,000,000	862,000,000
Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	19,998,000,000	20,299,000,000
Securities borrowed	15,334,000,000	13,961,000,000
Total debt and equity instruments	166,657,000,000	152,004,000,000
Total derivative receivables	1,303,743,000,000	1,489,340,000,000
Total trading assets	1,470,400,000,000	1,641,344,000,000
Loans	434,000,000	510,000,000
Mortgage servicing rights	0	0
Other assets	726,000,000	1,018,000,000
Total assets measured at fair value on a recurring basis	1,700,287,000,000	1,858,762,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	1,900,000,000	2,000,000,000
Level 2 [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	13,010,000,000	14,638,000,000
Level 2 [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	78,131,000,000	69,862,000,000
Level 2 [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	9,422,000,000	10,738,000,000
Level 2 [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	18,162,000,000	15,490,000,000
Level 2 [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,650,000,000	2,807,000,000
Level 2 [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	55,234,000,000	48,969,000,000
Level 2 [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	938,000,000	1,093,000,000
Level 2 [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,735,000,000	5,403,000,000
Level 2 [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	8,829,000,000	9,026,000,000
Level 2 [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	6,490,000,000	10,826,000,000
Level 2 [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	11,418,000,000	11,715,000,000
Level 2 [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	11,155,000,000	11,272,000,000
Level 2 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,748,000,000	3,248,000,000
Level 2 [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,489,000,000	3,641,000,000
Level 2 [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	47,780,000,000	38,482,000,000
Level 2 [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	14,864,000,000	7,670,000,000
Level 2 [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	47,708,000,000	42,280,000,000
Level 2 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	63,539,000,000	61,793,000,000
Level 2 [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	21,759,000,000	21,736,000,000
Level 2 [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,434,000,000	2,743,000,000
Level 2 [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	6,416,000,000	7,608,000,000
Level 2 [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	127,000,000	128,000,000
Level 2 [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,132,000,000	8,777,000,000
Level 2 [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,150,000,000	3,153,000,000
Level 2 [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	52,000,000	53,000,000
Level 2 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,664,000,000	2,708,000,000
Level 2 [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,157,000,000	2,275,000,000
Level 2 [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	594,000,000	826,000,000
Level 2 [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	132,000,000	192,000,000
Level 2 [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	931,980,000,000	1,120,282,000,000
Level 2 [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	106,368,000,000	111,827,000,000
Level 2 [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	155,845,000,000	163,114,000,000
Level 2 [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	42,520,000,000	38,041,000,000
Level 2 [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	67,030,000,000	56,076,000,000
Level 2 [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	157,686,000,000	143,868,000,000
Level 2 [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	193,395,000,000	181,630,000,000
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	3,656,000,000	3,736,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,214,000,000	4,060,000,000
Other borrowed funds	9,143,000,000	8,959,000,000
Debt and equity instruments	18,192,000,000	18,425,000,000
Derivative payables	1,260,184,000,000	1,450,343,000,000
Trading liabilities	1,278,376,000,000	1,468,768,000,000
Accounts payable and other liabilities	0	0
Beneficial interests issued by consolidated VIEs	688,000,000	622,000,000
Long-term debt	24,888,000,000	25,795,000,000
Total liabilities measured at fair value on a recurring basis	1,322,965,000,000	1,511,940,000,000
Level 2 [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	895,092,000,000	1,085,233,000,000
Level 2 [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	107,089,000,000	112,545,000,000
Level 2 [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	154,407,000,000	158,908,000,000
Level 2 [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	39,320,000,000	39,046,000,000
Level 2 [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	64,276,000,000	54,611,000,000
Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	0	0
Securities borrowed	0	0
Total debt and equity instruments	33,551,000,000	33,877,000,000
Total derivative receivables	33,725,000,000	35,319,000,000
Total trading assets	67,276,000,000	69,196,000,000
Loans	1,371,000,000	1,466,000,000
Mortgage servicing rights	13,093,000,000	13,649,000,000
Other assets	13,413,000,000	12,041,000,000
Total assets measured at fair value on a recurring basis	110,678,000,000	110,639,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	4,400,000,000	4,200,000,000
Level 3 [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,858,000,000	2,930,000,000
Level 3 [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	253,000,000	256,000,000
Level 3 [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	191,000,000	174,000,000
Level 3 [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	782,000,000	687,000,000
Level 3 [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	5,000,000	5,000,000
Level 3 [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,185,000,000	2,069,000,000
Level 3 [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	248,000,000	251,000,000
Level 3 [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 3 [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,971,000,000	2,257,000,000
Level 3 [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	256,000,000	256,000,000
Level 3 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 3 [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	640,000,000	697,000,000
Level 3 [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	5,623,000,000	4,946,000,000
Level 3 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	12,490,000,000	13,144,000,000
Level 3 [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	8,356,000,000	7,965,000,000
Level 3 [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	14,741,000,000	13,470,000,000
Level 3 [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	275,000,000	305,000,000
Level 3 [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,367,000,000	1,685,000,000
Level 3 [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 3 [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	246,000,000	253,000,000
Level 3 [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	8,853,000,000	7,862,000,000
Level 3 [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	4,560,000,000	4,179,000,000
Level 3 [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	4,997,000,000	5,422,000,000
Level 3 [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	15,605,000,000	17,902,000,000
Level 3 [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	4,126,000,000	4,236,000,000
Level 3 [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	5,823,000,000	5,562,000,000
Level 3 [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	3,174,000,000	2,197,000,000
Level 3 [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	31,938,000,000	31,939,000,000
Level 3 [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	15,525,000,000	14,287,000,000
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	621,000,000	633,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	1,473,000,000	972,000,000
Debt and equity instruments	173,000,000	54,000,000
Derivative payables	29,891,000,000	30,285,000,000
Trading liabilities	30,064,000,000	30,339,000,000
Accounts payable and other liabilities	146,000,000	236,000,000
Beneficial interests issued by consolidated VIEs	588,000,000	873,000,000
Long-term debt	13,027,000,000	13,044,000,000
Total liabilities measured at fair value on a recurring basis	45,919,000,000	46,097,000,000
Level 3 [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	2,527,000,000	2,586,000,000
Level 3 [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	11,232,000,000	12,516,000,000
Level 3 [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	4,124,000,000	4,850,000,000
Level 3 [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	7,969,000,000	7,331,000,000
Level 3 [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	4,039,000,000	3,002,000,000
Netting adjustments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	0	0
Securities borrowed	0	0
Total debt and equity instruments	0	0
Total derivative receivables	(1,261,762,000,000)	(1,448,931,000,000)
Total trading assets	(1,261,762,000,000)	(1,448,931,000,000)
Loans	0	0
Mortgage servicing rights	0	0
Other assets	0	0
Total assets measured at fair value on a recurring basis	(1,261,762,000,000)	(1,448,931,000,000)
Netting adjustments [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	0	0
Netting adjustments [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	0	0
Netting adjustments [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(906,685,000,000)	(1,095,427,000,000)
Netting adjustments [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(113,947,000,000)	(122,004,000,000)
Netting adjustments [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(142,969,000,000)	(142,613,000,000)
Netting adjustments [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(40,043,000,000)	(39,429,000,000)
Netting adjustments [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(58,118,000,000)	(49,458,000,000)
Netting adjustments [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	0	0
Debt and equity instruments	0	0
Derivative payables	(1,231,882,000,000)	(1,415,890,000,000)
Trading liabilities	(1,231,882,000,000)	(1,415,890,000,000)
Accounts payable and other liabilities	0	0
Beneficial interests issued by consolidated VIEs	0	0
Long-term debt	0	0
Total liabilities measured at fair value on a recurring basis	(1,231,882,000,000)	(1,415,890,000,000)
Netting adjustments [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(884,016,000,000)	(1,070,057,000,000)
Netting adjustments [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(112,775,000,000)	(119,923,000,000)
Netting adjustments [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(141,393,000,000)	(139,715,000,000)
Netting adjustments [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(35,910,000,000)	(35,949,000,000)
Netting adjustments [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(57,788,000,000)	(50,246,000,000)
Trading assets [Member]
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Commercial first lien mortgages	2,500,000,000	2,600,000,000
Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	43,730,000,000	54,381,000,000
Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	182,076,000,000	174,854,000,000
US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	37,475,000,000	47,725,000,000
US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	121,854,000,000	120,226,000,000
Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,432,000,000	3,494,000,000
Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	55,239,000,000	48,974,000,000
Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,823,000,000	3,162,000,000
Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,983,000,000	5,654,000,000
U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	28,111,000,000	21,889,000,000
U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	7,055,000,000	11,348,000,000
Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	13,390,000,000	13,972,000,000
Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	11,438,000,000	11,559,000,000
Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,748,000,000	3,248,000,000
Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,489,000,000	3,647,000,000
Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	78,779,000,000	70,306,000,000
Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	33,250,000,000	20,777,000,000
Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	53,331,000,000	47,226,000,000
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	63,540,000,000	61,794,000,000
Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	12,500,000,000
Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	34,249,000,000	34,880,000,000
Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	11,790,000,000	10,708,000,000
Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	6,416,000,000	7,608,000,000
Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	14,868,000,000	13,598,000,000
Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,407,000,000	9,082,000,000
Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	132,406,000,000	129,238,000,000
Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,245,000,000	2,051,000,000
Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	19,465,000,000	21,035,000,000
Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,405,000,000	2,528,000,000
Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	9,584,000,000	8,737,000,000
Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	10,026,000,000	9,464,000,000
Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	31,182,000,000	32,555,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	14,527,000,000	20,387,000,000
Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	8,026,000,000	7,725,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	5,546,000,000	5,138,000,000
Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	18,333,000,000	25,858,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	18,550,000,000	25,015,000,000
Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	8,358,000,000	4,204,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	11,453,000,000	10,450,000,000
Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	12,845,000,000	10,139,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	11,286,000,000	8,229,000,000
Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	267,128,000,000	256,610,000,000
Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	$ 334,784,000,000	$ 316,318,000,000